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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey L. Gates          New York, New York   August 14, 2009
   -------------------------------    ------------------   ---------------
            [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: $322,402
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE    SHARED   NONE
-------------------------  --------------  --------- -------- --------- ----- ------ --------- ---------- ------- -------- ------
ALLIANCE ONE INTL INC                 COM  018772103     6884   1811676 SH           SOLE                 1811676
AUTOMATIC DATA PROCESSING
 INC                                  COM  053015103    11376    321000 SH           SOLE                  321000
BLOUNT INTL INC NEW                   COM  095180105    21325   2476720 SH           SOLE                 2476720
CAVCO   INDS INC DEL                  COM  149568107      179      7084 SH           SOLE                    7084
CHATTEM INC                           COM  162456107    14899    218777 SH           SOLE                  218777
COPART INC                            COM  217204106    15128    436356 SH           SOLE                  436356
DARLING INTL INC                      COM  237266101    11261   1706256 SH           SOLE                 1706256
DAVITA INC                            COM  23918K108    29982    606193 SH           SOLE                  606193
DOMTAR CORP                           COM  257559203     4173    251688 SH           SOLE                  251688
DOVER DOWNS GAMING &
 ENTMT                                COM  260095104    12500   2688167 SH           SOLE                 2688167
FINISH LINE INC                      CL A  317923100    15350   2068726 SH           SOLE                 2068726
FLOTEK INDS INC DEL        NOTE 5.25% 2/1  343389AA0     8717  21861000 PRN          SOLE                21861000
INTERNATIONAL GAME
 TECHNOLOGY                           COM  459902102    10284    646800 SH           SOLE                  646800
INTERVAL LEISURE GROUP INC            COM  46113M108    10284   1103441 SH           SOLE                 1103441
MCGRAW HILL COS INC                   COM  580645109    23840    791777 SH           SOLE                  791777
METHANEX CORP                         COM  59151K108    29579   2416605 SH           SOLE                 2416605
PENN NATL GAMING INC                  COM  707569109    11669    400849 SH           SOLE                  400849
PENN NATL GAMING INC                  COM  707569959       24    120000 SH    PUT    SOLE                  120000
QUANEX BUILDING PRODUCTS
 CORP                                 COM  747619104     1894    168818 SH           SOLE                  168818
SCRIPPS NETWORKS INTERACT
 INC                                 CL A  811065101    19115    686853 SH           SOLE                  686853
SHUFFLE MASTER INC                    COM  825549108    11523   1743320 SH           SOLE                 1743320
SMUCKER J M CO                        COM  832696405     7680    157831 SH           SOLE                  157831
SOLUTIA INC                           COM  834376501     9732   1689634 SH           SOLE                 1689634
UNIVERSAL CORP VA                     COM  913456109    19268    581936 SH           SOLE                  581936
WESTERN UN CO                         COM  959802109    15736    959500 SH           SOLE                  959500